Fixed Assets, Net (Details) - Schedule of Fixed Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 24,200,969	$ 18,929,099
Less: accumulated depreciation	(4,356,573)	(3,452,727)
Less: impairment of mining machines		(1,690,028)
Fixed assets, net	19,844,396	13,786,344
Mining Machines [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets		2,585,119
Software [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	23,850,000	16,000,000
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	38,522	38,329
Office and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 312,447	$ 305,651